SHORT-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
SHORT-TERM INVESTMENTS

6.	SHORT-TERM INVESTMENTS

Short-term investments mainly represent company securities and structured deposits. Short-term investments balance as of December 31, 2025 and June 30, 2026 is denominated in RMB, amounted to RMB82,598 and RMB120,805, respectively.